Shareholders’ Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Stock Authorized and Issued
As a result of the Business Combination, the Company has retroactively restated the share numbers prior to April 5, 2022 to give effect to the Exchange Ratio.

	Series A Preferred Shares(1)		Common Shares(1)		Common Shares Held In Treasury(2)	Class A Ordinary Shares(3)		Class C Ordinary Shares(3)		Total Number of Shares
	Authorized	Issued	Authorized	Issued	Issued	Authorized	Issued	Authorized	Issued	Authorized	Issued and Outstanding
Balance - January 1, 2022	22,880,908	22,880,908	13,119,092	12,161,331	(1,942,837)	—	—	—	—	36,000,000	33,099,402
Share-based payment under the equity incentive plan ESPP	—	—	—	—	1,177,354	—	—	—		—	1,177,354
Issuance of Class A Ordinary Shares upon Business Combination	—	—	—	—	—	500,000,000	18,424,355	100,000,000	—	600,000,000	18,424,355
Conversion of MoonLake AG shares into Class A Ordinary Shares and Class C Ordinary Shares following the Business Combination	(22,880,908)	(22,880,908)	(13,119,092)	(12,161,331)	765,483	—	18,501,284	—	15,775,472	(36,000,000)	—
Conversion of Class C Ordinary Shares into Class A Ordinary Shares	—	—	—	—	—	—	2,051,961	—	(2,051,961)	—	—
Balance - December 31, 2022	—	—	—	—	—	500,000,000	38,977,600	100,000,000	13,723,511	600,000,000	52,701,111
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(1)Fully paid-in registered shares with a par value of CHF 0.10
(2)Registered shares with a par value of CHF 0.10 held in treasury
(3)Fully paid-in registered shares with a par value of $0.0001